Changes in Benefit Obligations and Plan Assets of Pension Plans (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Domestic Plans
Change in benefit obligations:
Benefit obligations at beginning of year	¥ 277,598	¥ 275,690
Service cost	11,170	11,023	10,819
Interest cost	4,354	5,509	5,705
Actuarial loss	8,015	14,068
Prior service cost	(285)
Curtailments	(6,914)
Benefits paid	(17,325)	(31,082)
Benefit obligations assumed in connection with business acquisition		2,390
Benefit obligations at end of year	276,613	277,598	275,690
Change in plan assets:
Fair value of plan assets at beginning of year	153,212	159,831
Actual return on plan assets	14,033	599
Employer contribution	7,361	8,297
Partial withdrawal of plan assets	(170)	(260)
Benefits paid	(10,183)	(15,255)
Fair value of plan assets at end of year	164,253	153,212	159,831
Funded status	(112,360)	(124,386)
Foreign Plans
Change in benefit obligations:
Benefit obligations at beginning of year	192,411	166,957
Service cost	1,335	1,266	1,821
Interest cost	8,844	8,486	9,014
Plan participants' contributions	553	538
Actuarial loss	14,163	25,303
Prior service cost	(43)
Settlement	(100)	(1,846)
Benefits paid	(6,823)	(5,591)
Foreign exchange impact and other	24,924	(2,702)
Benefit obligations at end of year	235,264	192,411	166,957
Change in plan assets:
Fair value of plan assets at beginning of year	151,196	142,042
Actual return on plan assets	14,119	13,730
Employer contribution	6,114	3,860
Plan participants' contributions	553	538
Settlement		(952)
Benefits paid	(6,823)	(5,591)
Foreign exchange impact	19,446	(2,431)
Fair value of plan assets at end of year	184,605	151,196	142,042
Funded status	¥ (50,659)	¥ (41,215)